SHARE-BASED COMPENSATION (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2018
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares vested	34,484	14,828
Treasury shares	45,942
Employee tax withholding	$ 0.2
2018 Long Term Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Ordinary shares reserved for issuance			5,000,000
Unrecognized compensation expense	$ 3.8	$ 12.4
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms	1 year 7 days	1 year 8 months 19 days
2018 Long Term Incentive Plan [Member] | Board of Directors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Time-based and vest ratably period			1 year
2018 Long Term Incentive Plan [Member] | Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Time-based and vest ratably period			3 years